Shares Option Activities, Stock Options Granted by Red 5 (Detail) - USD ($)		12 Months Ended
	Jun. 06, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period		6,000,000
Granted		0
Exercised	(6,328,535)	(1,848,544)
Forfeited	(10,806,665)	(3,151,456)
Outstanding at end of period		1,000,000	6,000,000
Vested and expected at end of period		1,000,000
Exercisable at end of period		365,079
Exercisable at end of period	$ 0.00
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period		6,621,336
Granted		0
Exercised		0
Forfeited		(1,145,086)
Outstanding at end of period		5,476,250	6,621,336
Vested and expected at end of period		5,476,250
Exercisable at end of period		3,895,819
Outstanding at beginning of period		$ 0.053
Exercised		0
Forfeited		0.052
Outstanding at end of period		0.053	$ 0.053
Vested and expected at end of period		0.053
Exercisable at end of period		$ 0.055
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period		3 years 29 days	4 years 1 month 2 days
Vested and expected at end of period		3 years 29 days
Exercisable at end of period		3 years 4 days
Outstanding at beginning of period		$ 0
Exercised		0	$ 0	$ 1,200
Outstanding at end of period		0	$ 0
Vested and expected at end of period		0
Exercisable at end of period		$ 0